SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT REPORTING
Schedule of net losses of the semiconductor material segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue	$—	$32	$20	$55
Cost of revenue	—	28	4	29
Gross profit	—	4	16	26
Other operating income	—	279	34	530
Operating expenses
Research and development	703	2,426	1,616	3,923
General and administrative	778	2,360	2,442	4,369
Loss / (gain) on foreign currency transactions	(82)	(131)	(36)	(226)
Total operating expenses	1,399	4,655	4,022	8,066
Loss from operations	(1,399)	(4,372)	(3,972)	(7,510)
Total non-operating (expense) / income	(1,857)	1,973	(18,653)	2,952
Loss before income taxes	(3,256)	(2,399)	(22,625)	(4,558)
Income tax refund	(1)	(1)	(1)	24
Net loss	$(3,257)	$(2,400)	$(22,626)	$(4,534)

	Year Ended December 31,
	2025	2024
Revenue	$697	$82
Cost of revenue	272	32
Gross profit	425	50
Other operating income	951	1,017
Operating expenses
Research and development	7,017	5,111
General and administrative	7,371	6,342
(Gain)/loss on foreign currency transactions	(177)	78
Total operating expenses	14,211	11,531
Loss from operations	(12,835)	(10,464)
Total non-operating income/(expense)	2,302	135
Loss before income taxes	(10,533)	(10,329)
Income tax refund	24	(1)
Net loss	$(10,509)	$(10,330)